Oil and Gas Property, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Oil and Gas Property [Abstract]
Costs capitalized to oil and gas property	$ 102,152		$ 245,202
Depletion to oil and gas property	265,625	$ 419,503	$ 817,533
Impairment to the oil and gas property